STATUTORY RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATUTORY RESERVES
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve	$ 0	$ 3,205	$ 912